Carrying Value of Equity Investment in Rusoro Mining Limited (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 254.4
Share of losses recognized	(18.4)		(63.1)		(0.8)
Closing balance	237.5		254.4
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Opening balance			13.2
Share of losses recognized		[1]	(13.4)	[1]
Other comprehensive income			0.2
Closing balance

[1]	The results of Rusoro for the Gold Fields' fiscal year ended December 31, 2013 are for the twelve months to September 2013 (December 31, 2012: twelve months ended September 30, 2012).